Nature of Operations and Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive securities	4,277,162	2,536,326	2,918,470	922,444
Convertible Preferred Stock [Member]
Antidilutive securities	1,006,100	670,475	994,932	148,647
Stock Options [Member]
Antidilutive securities	334,173	250,234	249,912	180,240
Warrants [Member]
Antidilutive securities	2,936,889	1,615,617	1,723,626	593,557